Semiannual Report April 30, 2002


Oppenheimer
Capital Preservation Fund

[LOGO OMITTED]
OppenheimerFunds(REGISTRATION MARK)
The Right Way To Invest

REPORT HIGHLIGHTS

    CONTENTS

2.  Letter to Shareholders

3.  An Interview with Your
    Fund's Management Team

6.  Financial Statements

23. Officers and Trustees

25. Privacy Policy Notice



FUND STRATEGY
Oppenheimer Capital Preservation Fund is designed to invest in shares of certain other Oppenheimer fixed-income mutual funds. While maintaining a portfolio duration of 2 1/2 to 3 years, the Manager will attempt to allocate the assets of the portfolio primarily among Class Y shares of Oppenheimer Limited-Term Government Fund, Class Y shares of Oppenheimer Bond Fund, Class Y shares of Oppenheimer Strategic Income Fund and shares of Oppenheimer Money Market Fund, Inc. And although the Fund currently does not invest in Class Y shares of Oppenheimer U.S. Government Trust, it can.(1)


CUMULATIVE TOTAL RETURNS*
For the 6-Month Period Ended 4/30/02
------------------------------------------------
                  Without           With
                  Sales Charge      Sales Charge
Class A           2.88%             -0.72%
Class B           2.55              -1.45
Class C           2.55               1.55
Class N           2.87               1.87
Class Y           2.95



AVERAGE ANNUAL TOTAL RETURNS*
For the 1-Year Period Ended 4/30/02

                  Without           With
                  Sales Charge      Sales Charge
Class A           5.78%              2.08%
Class B           5.12               1.12
Class C           5.11               4.11
Class N           5.77               4.77
Class Y           5.97



1. Oppenheimer Capital Preservation Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share.

*See Notes on page 4 for further details.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


1  Oppenheimer Capital Preservation Fund

LETTER TO SHAREHOLDERS

JOHN V. MURPHY
President
Oppenheimer
Capital Preservation Fund

DEAR SHAREHOLDER,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
         For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank has provided, the market has refocused on the importance of company fundamentals across all industries.
         The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
         While the volatility of the economy may be beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds. Fund communications, including this Report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
         This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
         In the face of adversity, we stood strong and proud. And despite the challenges we have faced, we have come together as never before with a greater sense of strength and resolve.
         I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.

Sincerely,

John V. Murphy
May 21, 2002

THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

2  Oppenheimer Capital Preservation Fund

AN INTERVIEW WITH YOUR FUND'S MANAGEMENT TEAM

AVERAGE ANNUAL TOTAL RETURNS
WITH SALES CHARGE
For the Periods Ended 3/31/02(2)

                       Since
            1-Year     Inception
--------------------------------
Class A     2.12%      4.56%
Class B     1.17       4.60
Class C     4.16       5.34
Class N     4.81       4.96
Class Y     6.05       6.30




NARRATIVE BY PORTFOLIO MANAGEMENT TEAM
The winding down of the Federal Reserve's short-term interest rate reduction program, an uneven U.S. economic recovery and continued low inflation helped drive bond market performance during the reporting period. Some of the fund's underlying assets lowered their dividends, in keeping with the asset classes in which they invest. This, in turn, caused the fund to generate lower income for the period. However, the fund continued to provide higher income than many alternative shorter-term fixed income investments such as money markets and certificates of deposit.

During the six months, the economy showed conflicting signs of strength and weakness. This unevenness was also evident in equity markets, as low corporate earnings reports and scattered concerns over possible accounting irregularities buffeted stock prices despite the improving economic backdrop. This helped to sustain relatively high levels of investor interest in shorter-term government securities, supporting bond prices, but suppressing bond yields.

Significant economic stimulus has been added to the U.S. economy in the form of lower interest rates, tax cuts and emergency spending. The Federal Reserve seems to be giving it all more time to work its way through the economy. Depending on the strength of the economy in the second quarter of the year, we do not foresee dramatically higher long-term interest rates in the near future.

The benefit of Oppenheimer Capital Preservation Fund during this period is that the fund continued to provide higher current income than alternative short-term investments by passing along the relatively high yields paid by longer-term bonds held in its underlying funds. While providing this high current income, it shielded shareholders from market volatility by maintaining its stable net asset value per share.


2. See notes on page 4 for further details

3  Oppenheimer Capital Preservation Fund

NOTES

OPPENHEIMER CAPITAL PRESERVATION FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE HAS BEEN SUBJECT TO SHORT-TERM FLUCTUATIONS AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1-800-525-7048 OR VISIT THE OPPENHEIMER WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 9/27/99. Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/27/99. Class B returns include the applicable contingent deferred sales charges of 4% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/27/99. Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception).

CLASS Y shares of the Fund were first publicly offered on 9/27/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.


An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

4  Oppenheimer Capital Preservation Fund

FINANCIALS

5  Oppenheimer Capital Preservation Fund

STATEMENT OF INVESTMENTS     APRIL 30, 2002/UNAUDITED

                                                                                                                   MARKET VALUE
                                                                                                  SHARES             SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES--99.8%
-------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--93.4%
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund, Cl. Y                                                                     690,932             $6,619,126
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                                9,502,959             96,455,031
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                                                       7,141,388             27,208,689
                                                                                                                   ------------
                                                                                                                    130,282,846
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--5.1%
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.                                                            7,127,712              7,127,713
                                                                                                                   ------------
Total Investments in Affiliated Investment Companies (Cost $137,627,785)                                            137,410,559

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 1.83%, dated 4/30/02, to be repurchased at $221,011 on 5/1/02, collateralized by
U.S. Treasury Nts., 3.375%, 4/30/04, with a value of $113,315 and U.S.
Treasury Bills, 5/2/02--5/23/02, with a value of $112,305  (Cost $221,000)                      $221,000                221,000

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $137,848,785)                                                     98.7%           137,631,559
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                      1.3              1,845,956
                                                                                              ---------------------------------
NET ASSETS                                                                                         100.0%           139,477,515
                                                                                              =================================

See accompanying Notes to Financial Statements.


6  Oppenheimer Capital Preservation Fund

STATEMENT OF ASSETS AND LIABILITIES     UNAUDITED

April 30, 2002
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value - see accompanying statement:
Affiliated companies (cost $137,627,786)                                                               $137,410,559
Unaffiliated companies (cost $221,000)                                                                      221,000
                                                                                                       ------------
                                                                                                        137,631,559
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         84,348
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Wrapper agreement                                                                                         1,103,422
Interest and dividends                                                                                      432,879
Shares of beneficial interest sold                                                                          358,505
Other                                                                                                         1,906
                                                                                                       ------------
Total assets                                                                                            139,612,619

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Distribution and service plan fees                                                                           26,427
Legal, auditing and other professional fees                                                                  25,490
Transfer and shareholder servicing agent fees                                                                17,375
Wrapper agreement                                                                                            16,959
Shares of beneficial interest redeemed                                                                       13,816
Trustees' compensation                                                                                        4,848
Shareholder reports                                                                                           4,292
Dividends                                                                                                        50
Other                                                                                                        25,847
                                                                                                       ------------
Total liabilities                                                                                           135,104

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $139,477,515
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                        $139,329,888
-------------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                                      (620,611)
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                               (117,957)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                  886,195
                                                                                                       ------------
NET ASSETS                                                                                             $139,477,515
                                                                                                       ============


7  Oppenheimer Capital Preservation Fund

STATEMENT OF ASSETS AND LIABILITIES     UNAUDITED/CONTINUED

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $60,995,694
and 6,100,575 shares of beneficial interest outstanding)                                                                $10.00
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                                                                $10.36

------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,189,082 and
318,962 shares of beneficial interest outstanding)                                                                      $10.00

------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,398,993 and
640,017 shares of beneficial interest outstanding)                                                                      $10.00

------------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $68,891,486 and
6,887,971 shares of beneficial interest outstanding)                                                                    $10.00

------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,260
and 226 shares of beneficial interest outstanding)                                                                      $10.00

See accompanying Notes to Financial Statements.

8  Oppenheimer Capital Preservation Fund

STATEMENT OF OPERATIONS     UNAUDITED

For the Six Months Ended April 30, 2002
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affliated investment companies                                                                       $2,670,466
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                 4,828
                                                                                                                    ----------
Total income                                                                                                         2,675,294

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                        360,288
------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                 67,183
Class B                                                                                                                 12,549
Class C                                                                                                                 20,044
Class N                                                                                                                 42,604
------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                 91,359
Class B                                                                                                                  4,157
Class C                                                                                                                  6,707
Class N                                                                                                                 57,809
Class Y                                                                                                                    426
------------------------------------------------------------------------------------------------------------------------------
Wrapper fees                                                                                                            84,597
------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                              9,678
------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                      6,839
------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                   1,793
------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              1,584
------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                   27,670
                                                                                                                    ----------
Total expenses                                                                                                         795,287
Less reduction to custodian expenses                                                                                      (487)
Less voluntary reimbursement of expenses                                                                              (214,975)
Less voluntary waiver of transfer and shareholder servicing agent fees-- Class A, B, C and N                            (1,032)
Less voluntary waiver of transfer and shareholder servicing agent fees-- Class Y                                          (424)
                                                                                                                    ----------
Net expenses                                                                                                           578,369

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                2,096,925

------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                                                                       (43,584)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                           (443,833)
Wrapper agreement                                                                                                    1,103,422
                                                                                                                    ----------
Net change                                                                                                             659,589
                                                                                                                    ----------
Net realized and unrealized gain                                                                                       616,005

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $2,712,930
                                                                                                                    ==========

See accompanying Notes to Financial Statements.



9  Oppenheimer Capital Preservation Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED
                                                                                APRIL 30, 2002                      YEAR ENDED
                                                                                    (UNAUDITED)               OCTOBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                             $  2,096,925                     $ 1,998,127
------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                      (43,584)                        (17,928)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  659,589                         137,509
                                                                              ------------------------------------------------
Net increase in net assets resulting from operations                                 2,712,930                       2,117,708

------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                             (1,593,413)                     (1,836,830)
Class B                                                                                (62,177)                        (31,203)
Class C                                                                                (99,907)                        (30,177)
Class N                                                                               (957,369)                       (102,592)
Class Y                                                                                    (65)                           (112)
------------------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                                                     --                        (107,664)
Class B                                                                                     --                          (2,115)
Class C                                                                                     --                          (1,836)
Class N                                                                                     --                          (5,172)
Class Y                                                                                     --                              (7)

------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                             10,826,289                      39,748,021
Class B                                                                              1,412,343                       1,446,083
Class C                                                                              4,555,025                       1,797,331
Class N                                                                             61,569,433                       7,310,278
Class Y                                                                                     65                           1,120

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                      78,363,154                      50,302,833
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 61,114,361                      10,811,528
                                                                              ------------------------------------------------
End of period (including overdistributed net investment income
of $620,611 and $4,605, respectively)                                             $139,477,515                     $61,114,361
                                                                              ================================================

See accompanying Notes to Financial Statements.


10  Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS

                                                          CLASS A
                                                          ----------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2002                                YEAR ENDED OCTOBER 31,
                                                               (UNAUDITED)             2001             2000             1999(1)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                               $10.00            $10.00           $10.00             $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .23               .56              .57                .05
Net realized and unrealized gain                                      .06               .02              .03                 --
                                                          ---------------------------------------------------------------------
Total income from investment operations                               .29               .58              .60                .05
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.29)             (.55)            (.60)              (.05)
Tax return of capital distribution                                     --              (.03)              --                 --
                                                          ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                      (.29)             (.58)            (.60)              (.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.00            $10.00           $10.00             $10.00
                                                          =====================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                  2.88%             6.00%            6.18%              0.55%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                          $60,996           $50,179          $10,431               $100
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $55,993           $33,976          $ 7,171               $100
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                4.42%             5.39%            5.55%              5.75%
Expenses                                                             1.59%             1.58%            1.96%              1.55%
Expenses, net of reduction to custodian expenses,
voluntary reimbursement of expenses and/or
voluntary waiver of transfer agent fees                              1.14%             1.14%            1.51%              1.12%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 9%               36%              89%                 0%

1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

11  Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS CONTINUED


                                                          CLASS B
                                                          ----------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2002                                YEAR ENDED OCTOBER 31,
                                                               (UNAUDITED)             2001             2000             1999(1)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                $10.00            $10.00            $10.00           $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                  .20               .50               .51              .05
Net realized and unrealized gain                                       .05               .02               .02               --
                                                          ---------------------------------------------------------------------
Total income from investment operations                                .25               .52               .53              .05
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.25)             (.49)             (.53)            (.05)
Tax return of capital distribution                                      --              (.03)               --               --
                                                          ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                       (.25)             (.52)             (.53)            (.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.00            $10.00            $10.00           $10.00
                                                          =====================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                  2.55%             5.31%             5.43%            0.48%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                            $3,189            $1,777              $331               $1
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $2,538            $  676              $ 82               $1
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                 3.65%             4.61%             4.55%            5.10%
Expenses                                                              2.35%             2.34%             2.71%            2.25%
Expenses, net of reduction to custodian expenses,
voluntary reimbursement of expenses and/or
voluntary waiver of transfer agent fees                               1.90%             1.90%             2.26%            1.81%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  9%               36%               89%               0%

1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


12  Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS CONTINUED

                                                          CLASS C
                                                          ----------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2002                                YEAR ENDED OCTOBER 31,
                                                               (UNAUDITED)             2001             2000             1999(1)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                $10.00           $10.00            $10.00            $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                  .21              .51               .50               .05
Net realized and unrealized gain                                       .04              .01               .03                --
                                                          ---------------------------------------------------------------------
Total income from investment operations                                .25              .52               .53               .05
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.25)            (.49)             (.53)             (.05)
Tax return of capital distribution                                      --             (.03)               --                --
                                                          ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                       (.25)            (.52)             (.53)             (.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.00           $10.00            $10.00            $10.00
                                                          =====================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                   2.55%            5.31%             5.43%             0.48%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                            $6,399           $1,845               $48                $1
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                   $4,067           $  652               $25                $1
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                 3.64%            4.54%             4.65%             5.10%
Expenses                                                              2.34%            2.36%             2.71%             2.25%
Expenses, net of reduction to custodian expenses,
voluntary reimbursement of expenses and/or
voluntary waiver of transfer agent fees                               1.89%            1.92%             2.26%             1.81%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  9%              36%               89%                0%

1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


13  Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS CONTINUED

                                                                                CLASS N
                                                                                ---------------------------------------------
                                                                                SIX MONTHS ENDED                 PERIOD ENDED
                                                                                  APRIL 30, 2002                  OCTOBER 31,
                                                                                     (UNAUDITED)                      2001(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                                      $10.00                      $10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                        .24                         .38
Net realized and unrealized gain                                                             .04                          --(2)
                                                                                --------------------------------------------
Total income from investment operations                                                      .28                         .38
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                        (.28)                       (.36)
Tax return of capital distribution                                                            --                        (.02)
                                                                                --------------------------------------------
Total dividends and/or distributions
to shareholders                                                                             (.28)                       (.38)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $10.00                      $10.00
                                                                                ============================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                                         2.87%                       3.88%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                                 $68,891                      $7,311
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                        $34,704                      $3,002
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                                                       4.36%                       5.18%
Expenses                                                                                    1.61%                       1.64%
Expenses, net of reduction to custodian expenses,
voluntary reimbursement of expenses and/or
voluntary waiver of transfer agent fees                                                     1.16%                       1.20%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                        9%                         36%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


14  Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS CONTINUED

                                                          CLASS Y
                                                          --------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                                            APRIL 30, 2002                              YEAR ENDED OCTOBER 31,
                                                               (UNAUDITED)            2001             2000            1999(1)
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                $10.00          $10.00           $10.00             $10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                  .23             .58              .59                .06
Net realized and unrealized gain                                       .06             .03              .03                 --
                                                          --------------------------------------------------------------------
Total income from investment operations                                .29             .61              .62                .06
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.29)           (.58)            (.62)              (.06)
Tax return of capital distribution                                      --            (.03)              --                 --
                                                          --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                       (.29)           (.61)            (.62)              (.06)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.00          $10.00           $10.00             $10.00
                                                          ====================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                   2.95%           6.25%            6.43%              0.57%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                $2              $2               $1                 $1
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $2              $2               $1                 $1
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                 5.14%           5.73%            5.88%              6.19%
Expenses                                                             43.97%          43.02%            1.71%              1.15%
Expenses, net of reduction to custodian expenses,
voluntary reimbursement of expenses and/or
voluntary waiver of transfer agent fees                               0.77%           0.82%            1.26%              0.72%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  9%             36%              89%                 0%

1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


15  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS UNAUDITED

1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund.

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B, Class C and Class N shares are offered without a front-end sales charge, but may be subject to a contingent deferred-sales charge (CDSC) if redeemed within 5 years, 12 months or 18 months, respectively, of purchase. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are offered without front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor).

All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.



16  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES continued
The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract, collectively, "wrapper agreement" obligates the contract provider to maintain the book value of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The book value of the covered assets is the price the Fund paid for them plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement ("crediting rate"). The crediting rate is normally reset monthly. However, if there is a material change in interest rates or purchases or redemptions of fund shares, the crediting rate may be reset more frequently. The fair value of the contract generally will be equal to the difference between the book value, and the market value of the Fund's portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of April 30, 2002, the Fund has entered into one wrapper agreement, with the Bank of America, NA. Total fees paid for the six months ended April 30, 2002, to Bank of America, NA, for this agreement were $84,597.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $104,816. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of October 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers, as follows:

EXPIRING
---------------------------------
2008                      $38,114
2009                       23,118
                         --------
Total                     $61,232
                         ========


17  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES continued
TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $445, resulting in an accumulated liability of $5,050 as of April 30, 2002.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-distribution date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-distribution date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid. Also, in an effort to maintain a stable net asset value per share, the Fund may distribute return of capital dividends.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.


18  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES continued
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the six months ended April 30, 2002 were as follows:

                                                    SIX MONTHS ENDED APRIL 30, 2002          YEAR ENDED OCTOBER 31, 2001(1)
                                                        SHARES               AMOUNT            SHARES                AMOUNT
---------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                 1,769,063          $17,690,630         5,416,470           $54,164,792
Dividends and/or distributions reinvested              159,241            1,592,415           194,231             1,942,226
Redeemed                                              (845,675)          (8,456,756)       (1,635,901)          (16,358,997)
                                                    -----------------------------------------------------------------------
Net increase                                         1,082,629          $10,826,289         3,974,800           $39,748,021
                                                    =======================================================================

---------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                   225,746          $ 2,257,464           173,294           $ 1,732,954
Dividends and/or distributions reinvested                6,365               63,657             3,347                33,468
Redeemed                                               (90,877)            (908,778)          (32,033)             (320,339)
                                                    -----------------------------------------------------------------------
Net increase                                           141,234          $ 1,412,343           144,608           $ 1,446,083
                                                    =======================================================================

---------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                   560,484          $ 5,604,846           257,970           $ 2,579,700
Dividends and/or distributions reinvested                9,978               99,786             3,249                32,499
Redeemed                                              (114,960)          (1,149,607)          (81,486)             (814,868)
                                                    -----------------------------------------------------------------------
Net increase                                           455,502          $ 4,555,025           179,733           $ 1,797,331
                                                    =======================================================================

---------------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                 7,356,679          $73,566,778           785,793           $ 7,858,058
Dividends and/or distributions reinvested               96,076              960,766            10,813               108,019
Redeemed                                            (1,295,811)         (12,958,111)          (65,579)             (655,799)
                                                    -----------------------------------------------------------------------
Net increase                                         6,156,944          $61,569,433           731,027           $ 7,310,278
                                                    =======================================================================

---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                         1          $         1               100           $     1,000
Dividends and/or distributions reinvested                    6                   64                12                   120
Redeemed
                                                            --                   --                --                    --
                                                    -----------------------------------------------------------------------
Net increase                                                 7          $        65               112           $     1,120
                                                    =======================================================================

1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.


19  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED

3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $85,634,075 and $8,466,212, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The management fees payable by the Fund are reduced by the management fees paid by the underlying Oppenheimer funds on assets representing investments by the Fund in shares of those underlying funds. That is done so that shareholders of the Fund do not pay direct and indirect management fees in excess of 0.75%.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

-----------------------------------------------------------------------------------------------------------------
                  AGGREGATE      CLASS A           CONCESSIONS ON   CONCESSIONS ON    CONCESSIONS     CONCESSIONS
                  FRONT-END      FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      ON CLASS N
                  SALES          CHARGES           ADVANCED BY      ADVANCED BY       SHARES          SHARES
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     ADVANCED BY
                  CLASS A        DISTRIBUTOR                                          DISTRIBUTOR(1)  DISTRIBUTOR(1)
SIX MONTHS ENDED  SHARES
-----------------------------------------------------------------------------------------------------------------
April 30, 2002    $30,301        $310              $30,220          $51,685           $49,567         $164,950
-----------------------------------------------------------------------------------------------------------------

1. The Distributor advances concessions payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


-----------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED    CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     CHARGES RETAINED BY
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR             DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
April 30, 2002      $4,270                 $250                    $31                     $--
-----------------------------------------------------------------------------------------------------------------


20  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A plan totaled $67,183 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $2,836 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE SIX MONTHS ENDED APRIL 30, 2002, WERE AS FOLLOWS:
---------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S
                                                                                    AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
---------------------------------------------------------------------------------------------------------
CLASS B PLAN        $12,549            $11,922         $102,021                     3.20%
---------------------------------------------------------------------------------------------------------
CLASS C PLAN         20,044             18,435           95,095                     1.49
---------------------------------------------------------------------------------------------------------
CLASS N PLAN         42,604                 --          273,422                     0.40



21  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED

5. ILLIQUID OR RESTRICTED SECURITIES
As of April 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities.

6. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended or at April 30, 2002.


22  Oppenheimer Capital Preservation Fund

OPPENHEIMER CAPITAL PRESERVATION FUND


--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES        Leon Levy, Chairman of the Board of Trustees
                             Donald W. Spiro, Vice Chairman of the Board of
                                     Trustees
                             John V. Murphy, Trustee and President
                             Robert G. Galli, Trustee
                             Phillip A. Griffiths, Trustee
                             Benjamin Lipstein, Trustee
                             Elizabeth B. Moynihan, Trustee
                             Kenneth A. Randall, Trustee
                             Edward V. Regan, Trustee
                             Russell S. Reynolds, Jr., Trustee
                             Clayton K. Yeutter, Trustee
                             Robert G. Zack, Secretary
                             Brian W. Wixted, Treasurer
                             Katherine P. Feld, Assistant Secretary
                             Kathleen T. Ives, Assistant Secretary
                             Denis R. Molleur, Assistant Secretary
--------------------------------------------------------------------------------
INVESTMENT ADVISOR           OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
TRANSFER AND
SHAREHOLDER SERVICING
AGENT                        OppenheimerFunds Services
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CUSTODIAN OF PORTFOLIO
SECURITIES                   Citibank, N.A.
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INDEPENDENT AUDITORS         KPMG LLP
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LEGAL COUNSEL                Mayer, Brown, Rowe and Maw


                             The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                             OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                             OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018.





                             (C) Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


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24  Oppenheimer Capital Preservation Fund

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PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources: o Applications or other forms o When you create a user ID and password for online account access o When you enroll in eDocs Direct o Your transactions with us, our affiliates or others o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


25  Oppenheimer Capital Preservation Fund

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PRIVACY POLICY NOTICE

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

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This joint notice describes the privacy policies of Oppenheimer funds,
OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


26  Oppenheimer Capital Preservation Fund

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INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience. Sign up today at WWW.OPPENHEIMERFUNDS.COM.

INTERNET
24-hr access to account information and transactions(1) www.oppenheimerfunds.com

GENERAL INFORMATION
Mon-Fri 8am-9pm ET
Sat (January-April): 10am-4pm ET
1.800.525.7048

PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL.OPP (1.800.225.5677)

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

Ticker Symbols

Class A: OCAPX Class B: OCPBX Class C: OCPCX Class N: OCPNX Class Y: OCPYX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


RS0755.001.0402 June 28, 2002

[LOGO OMITTED]
OppenheimerFunds(REGISTRATION MARK)
Distributor, Inc.